Other assets - Schedule of Other Assets (Detail) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Restricted cash	$ 43,562	$ 36,232
Pension and OPEB plan assets (note 10	26,482	23,630
Long-term deposits and cash collateral	22,537	14,713
Income taxes recoverable	7,100	7,649
Deferred financing costs	28,586	30,544
Other (b)	21,596	10,913
Total other assets	149,863	123,681
Less: current portion	(22,564)	(16,153)
Other assets (note 11)	$ 127,299	$ 107,528